DESCRIPTION OF BUSINESS (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DescriptionOfBusinessLineItems [Line Items]
Description of production process	As a pioneer in the use of technologies that result in the possibility of stacking the tailings generated in the iron ore production process, the Company has had its iron ore production since January 2020, 100% independent of tailings dams. After significant investments in recent years to raise the level of reliability, mischaracterization and dry stacking, the Company has moved on to a scenario in which 100% of its waste goes through a dry filtration process and is disposed of in geotechnically controlled batteries, areas exclusively destined for stacking. Approximately R$
Investments other than investments accounted for using equity method	R$ 3,849,647,000	R$ 3,535,906,000	R$ 3,482,974,000
Deposited in escrow account	50,000,000
Acquisition of Lafargeholcim	263,700,000
Mining property [member]
DescriptionOfBusinessLineItems [Line Items]
Investments other than investments accounted for using equity method	250,000,000
Cement [Member]
DescriptionOfBusinessLineItems [Line Items]
Self sufficient installed capacity	4,700,000
Total cement capacity	R$ 16,300,000